COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details) - $ / shares		6 Months Ended	12 Months Ended
		Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Offsetting Assets [Line Items]
Exercise Price		$ 20.00	$ 24.00	$ 29.76
Number of Shares Underlying Warrants		377,818	377,818	4,978
Exercise Price Range Secound [Member]
Offsetting Assets [Line Items]
Exercise Price	[1]		$ 24.00
Number of Shares Underlying Warrants			879
Expiration date description			July 2024
Type of Financing			July 2019 Public Offering
Exercise Price Range Thrid [Member]
Offsetting Assets [Line Items]
Exercise Price	[1]		$ 224.00
Number of Shares Underlying Warrants			4,092
Expiration date description			September 2024
Type of Financing			September 2018 Public Offering
Exercise Price Range Fouth [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 28.00
Number of Shares Underlying Warrants			57,230,000
Expiration date description			November 2025
Type of Financing			November 2020 Public Offering
Exercise Price Range Fifth [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 56.00
Number of Shares Underlying Warrants			140,552,000
Expiration date description			April 2026
Type of Financing			April 2021 Registered Direct Offering (Accompanying Warrants)
Exercise Price Range Sixth [Member]
Offsetting Assets [Line Items]
Exercise Price			$ 56.00
Number of Shares Underlying Warrants			175,065,000
Expiration date description			5 years after the date such warrants become exercisable, if ever
Type of Financing			April 2021 Private Placement (Private Placement Warrants
Exercise Price Range First to Sixth [Member]
Offsetting Assets [Line Items]
Number of Shares Underlying Warrants			377,818
Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Exercise Price		$ 224.00	$ 224.00	$ 29.76
Number of Shares Underlying Warrants		4,092	4,092	886
Expiration date description		September 2024	September 2024	July 2024
Type of Financing		July 2019 Public Offering	July 2019 Public Offering	July 2019 Public Offering
Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Exercise Price		$ 28.00	$ 28.00
Number of Shares Underlying Warrants		57,230	57,230	4,092
Expiration date description		November 2025	November 2025	September 2024
Type of Financing		November 2020 Public Offering	November 2020 Public Offering	September 2018 Public Offering

[1]	During the year ended October 31, 2021, the cashless exercise provision of these warrants expired and the exercise price adjusted to $